STATEMENT OF CONSOLIDATED SHAREHOLDERS EQUITY (Unaudited) (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax benefit (expense) to post retirement	$ 9	$ 5	$ 7
Tax (benefit) expense to commodity hedges	4	35	66
Common stock, dividends, per share	$ 0.80	$ 0.68	$ 0.60
Retained Earnings [Member]
Common stock, dividends, per share	$ 0.80	$ 0.68	$ 0.60
Accumulated Other Comprehensive Income (Loss) [Member]
Income tax benefit (expense) to post retirement	9	5	7
Tax (benefit) expense to commodity hedges	4	35	66
Parent [Member]
Income tax benefit (expense) to post retirement	9	5	7
Tax (benefit) expense to commodity hedges	$ 4	$ 35	$ 66
Common stock, dividends, per share	$ 0.80	$ 0.68	$ 0.60